                            SUPPLEMENT TO PROSPECTUS
                  JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)
                       AND ITS SEPARATE ACCOUNTS A AND H,
               AND JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK
                           AND ITS SEPARATE ACCOUNT A
                               DATED APRIL 5, 2005

                        NOTICE OF PORTFOLIO SUBSTITUTIONS

John Hancock Life Insurance Company (U.S.A.) (the "Company") (formerly The Manufacturers Life Insurance Company (U.S.A.), its Separate Accounts A and H (the "Separate Accounts") and certain other applicants have filed an application with the Securities and Exchange Commission (the "SEC") for an order approving substitutions of shares of certain series of John Hancock Trust ("JHT") (formerly Manufacturers Investment Trust) for shares of other series of JHT. The Company proposes to substitute:


REPLACED PORTFOLIO                         SUBSTITUTED PORTFOLIO
---------------------------------          ------------------------------------
Select Growth Trust                        500 Index Trust

Core Value Trust                           500 Index Trust

Small-Mid Cap Trust                        Mid Cap Index Trust

Small-Mid Cap Growth Trust                 Mid Cap Index Trust

High Grade Bond Trust                      Investment Quality Bond Trust

Global Equity Select Trust                 International Equity Index Trust A*

International Equity Select Trust          International Equity Index Trust A*

Great Companies - America Trust            U.S. Global Leaders Growth Trust


IMPORTANT INFORMATION CONCERNING THE PROPOSED SUBSTITUTIONS

         - Prior to the effective date of the proposed substitutions and for 30 days thereafter you may transfer amounts invested in the sub-accounts which invest in the Replaced Portfolio to any other sub-account free of charge;

         - Prior to the effective date of the proposed substitutions and for 30 days thereafter any transfer from the sub-account which invests in a Replaced Portfolio to any other sub-account will not count as a transfer when imposing any applicable restrictions or limit on transfers;

         - You will not incur any fees or charges or any tax liability because of the substitutions, and your contract value immediately after the substitutions will equal your contract value contract immediately before the substitutions.

         - The total expenses of each Substituted Portfolio as shown below are less than the total expenses of the respective Replaced Portfolio. Actual total expenses of the Substituted Portfolio may be higher or lower in the future.

         - Upon a substitution you will receive another notice which will detail the effective date of the substitution and reiterate your rights related to the substitution. You will also receive a prospectus for the Substituted Portfolio.

         - The Company cannot effect the substitutions until it has received the order which it has requested from the SEC. If the order is issued, the Company intends to effect the substitutions as of the close of trading of the New York Stock Exchange on April 29, 2005.

SUBSTITUTED PORTFOLIO FEES AND CHARGES

The following information shows the annual investment advisory fees and other expenses of the Substituted Portfolios adjusted to reflect advisory fee increases approved by shareholders of the Portfolios, and related decreases in Rule 12b-1 fees, expected to be made effective on April 29, 2005. The figures are shown as a percentage of the average net assets of the Portfolios for the year ended December 31, 2004. These fees and expenses do not reflect Separate Account expenses and other deductions from policy value described in the prospectus.

----------

* This is a new portfolio created in connection with the proposed combination of the portfolios of John Hancock Variable Trust I ("JH VST") with portfolios of JHT. It will have the same investment objective, policies and risks as the JH VST International Equity Index Fund and is expected to succeed to all the assets and liabilities of that portfolio in connection with the combination. The combination of portfolios and the substitutions are expected to occur at the same time on April 29, 2005.


SUBSTITUTED PORTFOLIO                  MANAGEMENT FEE     RULE 12b-1 FEES   OTHER EXPENSES      TOTAL JHT ANNUAL EXPENSES
---------------------                  --------------     ---------------   --------------      -------------------------
500 Index Trust                        0.46%              0.05%             0.05%               0.56%

Mid Cap Index Trust                    0.49%              0.05%             0.03%               0.57%

Investment Quality Bond Trust          0.60%              0.05%             0.09%               0.74%

International Equity Index Trust A     0.55%              0.05%             0.06%               0.66%

U.S. Global Leaders Growth Trust       0.71%              0.25%             0.73%               1.69%*


* For the U.S. Global Leaders Growth Trust, the Adviser reduces its advisory fee or reimburses the portfolio if the total of all expenses (excluding advisory fees, Rule 12b-1 fees, taxes, portfolio brokerage commissions, interest, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Portfolio's business) exceed 0.50%. If such expense reimbursement were reflected, it is estimated that "Other Expenses" and "Total JHT Annual Expenses" would be: 0.50% and 1.46%.

SUBSTITUTED PORTFOLIO INVESTMENT ADVISER AND INVESTMENT OBJECTIVE

The following information lists the investment adviser and subadviser and information regarding the investment objective of the Substituted Portfolios. More detailed information about these portfolios can be found in the current prospectus of JHT.


SUBSTITUTED PORTFOLIO                    INVESTMENT ADVISER/SUBADVISER                    INVESTMENT OBJECTIVE
---------------------                    -----------------------------                    --------------------
500 Index Trust                          Adviser:  John Hancock Investment Management     To seek to approximate the aggregate
                                         Services, LLC                                    total return of a broad U.S. domestic
                                         Subadviser:  MFC Global Investment Management    equity market index
                                         (U.S.A.) Limited

Mid Cap Index Trust                      Adviser:  John Hancock Investment Management     To seek to approximate the aggregate
                                         Services, LLC                                    total return of a mid cap U.S. domestic
                                         Subadviser: MFC Global Investment Management     equity market index
                                         (U.S.A.) Limited

Investment Quality Bond Trust            Adviser:  John Hancock Investment Management     To provide a high level of current
                                         Services, LLC                                    income consistent with the maintenance
                                         Subadviser:  Wellington Management Company, LLP  of principal and liquidity

International Equity Index Trust A       Adviser:  John Hancock Investment Management     To seek to track the performance of a
                                         Services, LLC                                    broad-based equity index of foreign
                                         Subadviser:  SSgA Funds Management, Inc.         companies primarily in developed
                                                                                          countries and, to a lesser extent, in
                                                                                          emerging market countries

U.S. Global Leaders Growth Trust         Adviser:  John Hancock Investment Management     To seek long-term growth of capital.
                                         Services, LLC
                                         Subadviser: Sustainable Growth Advisers, L.P.

                         SUPPLEMENT DATED APRIL 5, 2005